Pioneer International Equity Fund

Schedule of Investments | August 31, 2019

Ticker Symbols: Class A PIIFX Class C PCITX Class Y INVYX

Schedule of Investments | 8/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.2%
	COMMON STOCKS - 97.0% of Net Assets
	Auto Components - 2.9%
260,500	Dometic Group AB (144A)	$2,122,970
56,536	Valeo SA	1,544,968
	Total Auto Components	$3,667,938
	Automobiles - 1.8%
33,500	Toyota Motor Corp.	$2,190,662
	Total Automobiles	$2,190,662
	Banks - 5.1%
35,298	BNP Paribas SA	$1,592,472
720,200	CYBG Plc	1,239,373
201,500	ING Groep NV	1,926,785
762,500	Malayan Banking Bhd	1,574,197
	Total Banks	$6,332,827
	Building Products - 2.7%
26,900	Daikin Industries, Ltd.	$3,320,959
	Total Building Products	$3,320,959
	Capital Markets - 2.9%
24,500	Euronext NV (144A)	$1,929,216
162,000(a)	UBS Group AG	1,711,194
	Total Capital Markets	$3,640,410
	Chemicals - 4.4%
28,300	BASF SE	$1,869,877
29,170	Croda International Plc	1,668,094
3,800	LG Chem, Ltd.	1,035,546
97,500	Tokai Carbon Co., Ltd.	930,492
	Total Chemicals	$5,504,009
	Communications Equipment - 2.4%
376,000	Accton Technology Corp.	$1,982,948
211,600	Nokia OYJ	1,046,023
	Total Communications Equipment	$3,028,971
	Construction Materials - 1.6%
59,171	CRH Plc	$1,970,062
	Total Construction Materials	$1,970,062
	Consumer Discretionary - 1.0%
32,600	Bridgestone Corp.	$1,241,386
	Total Consumer Discretionary	$1,241,386
	Containers & Packaging - 2.1%
174,100	DS Smith Plc	$720,072
59,078	Smurfit Kappa Group Plc	1,823,065
	Total Containers & Packaging	$2,543,137
	Diversified Telecommunication Services - 1.7%
137,100	Orange SA	$2,081,423
	Total Diversified Telecommunication Services	$2,081,423
	Electrical Equipment - 2.8%
42,200	Schneider Electric SE	$3,532,139
	Total Electrical Equipment	$3,532,139
	Electronic Equipment, Instruments & Components - 4.4%
54,000	Hitachi, Ltd.	$1,840,487
3,700	Keyence Corp.	2,195,770
108,800	Sunny Optical Technology Group Co., Ltd.	1,490,275
	Total Electronic Equipment, Instruments & Components	$5,526,532
	Equity Real Estate Investment Trusts (REIT) - 2.3%
13,700	Covivio	$1,456,388
109,367	Merlin Properties Socimi SA	1,460,873
	Total Equity Real Estate Investment Trusts (REIT)	$2,917,261
	Food & Staples Retailing - 3.6%
71,000	Seven & i Holdings Co., Ltd.	$2,507,161
43,500	Sundrug Co., Ltd.	1,351,777
221,110	Tesco Plc	589,433
	Total Food & Staples Retailing	$4,448,371
	Food Products - 4.4%
29,900	Danone SA	$2,675,112
23,857	Kerry Group Plc	2,840,151
	Total Food Products	$5,515,263
	Health Care Equipment & Supplies - 5.4%
32,100	Hoya Corp.	$2,607,696
68,000	Koninklijke Philips NV	3,204,410
21,300	Siemens Healthineers AG (144A)	836,103
	Total Health Care Equipment & Supplies	$6,648,209
	Health Care Providers & Services - 1.3%
34,200	Fresenius SE & Co. KGaA	$1,658,351
	Total Health Care Providers & Services	$1,658,351
	Hotels, Restaurants & Leisure - 1.2%
155,800	TUI AG	$1,546,038
	Total Hotels, Restaurants & Leisure	$1,546,038
Shares		Value
	Household Durables - 0.8%
41,800	Persimmon Plc	$967,225
	Total Household Durables	$967,225
	Household Products - 2.2%
29,600	Henkel AG & Co. KGaA	$2,734,685
	Total Household Products	$2,734,685
	Industrial Conglomerates - 1.8%
22,200	Siemens AG	$2,217,079
	Total Industrial Conglomerates	$2,217,079
	Insurance - 6.7%
11,582	Allianz SE	$2,549,012
113,300	AXA SA	$2,598,564
9,100	Zurich Insurance Group AG	3,237,404
	Total Insurance	$8,384,980
	Life Sciences Tools & Services - 2.6%
9,100(a)	Lonza Group AG	$3,216,696
	Total Life Sciences Tools & Services	$3,216,696
	Machinery - 1.9%
6,562	Knorr-Bremse AG	$612,359
125,200	Kubota Corp.	1,793,889
	Total Machinery	$2,406,248
	Media - 1.3%
32,600	Publicis Groupe SA	$1,561,873
	Total Media	$1,561,873
	Oil, Gas & Consumable Fuels - 2.9%
77,534	Royal Dutch Shell Plc	$2,154,325
30,157	TOTAL SA	1,504,218
	Total Oil, Gas & Consumable Fuels	$3,658,543
	Personal Products - 3.1%
5,885	L'Oreal SA	$1,608,091
36,032	Unilever NV	2,234,382
	Total Personal Products	$3,842,473
	Pharmaceuticals - 7.3%
27,900	AstraZeneca Plc	$2,486,686
28,900	Novartis AG	2,600,190
39,000	Novo Nordisk AS, Class B	2,031,397
7,706	Roche Holding AG	2,106,048
	Total Pharmaceuticals	$9,224,321
	Real Estate Management & Development - 3.6%
57,400	Grand City Properties SA	$1,315,926
455,900	Ichigo, Inc.	1,832,249
27,099	Vonovia SE	1,347,527
	Total Real Estate Management & Development	$4,495,702
	Semiconductors & Semiconductor Equipment - 2.1%
97,700	Infineon Technologies AG	$1,687,689
110,000	Taiwan Semiconductor Manufacturing Co., Ltd.	908,266
	Total Semiconductors & Semiconductor Equipment	$2,595,955
	Software - 2.0%
14,668(a)	Temenos AG	$2,458,653
	Total Software	$2,458,653
	Trading Companies & Distributors - 3.1%
66,667	Ashtead Group Plc	$1,842,168
27,602	Ferguson Plc	2,029,317
	Total Trading Companies & Distributors	$3,871,485
	Wireless Telecommunication Services - 1.6%
74,400	KDDI Corp.	$1,983,108
	Total Wireless Telecommunication Services	$1,983,108
	TOTAL COMMON STOCKS
	(Cost $112,433,786)	$120,932,974
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.2% of Net Assets
2,700,000(b)	U.S. Treasury Bills, 9/24/19	$2,696,787
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $2,696,455)	$2,696,787
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
	(Cost $115,130,241)(c)	$123,629,761
	OTHER ASSETS AND LIABILITIES - 0.8%	$1,007,034
	NET ASSETS - 100.0%	$124,636,795

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2019, the value of these securities amounted to $4,888,289, or 3.9% of net assets.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

(c)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:
	Japan	19.2%
	France	16.3
	Germany	13.8
	Switzerland	12.4
	United Kingdom	11.1
	Netherlands	7.5
	Ireland	5.4
	Taiwan	2.3
	United States	2.2
	Sweden	1.7
	Denmark	1.6
	Malaysia	1.3
	China	1.2
	Spain	1.2
	Luxembourg	1.1
	Other (individually less than 1%)	1.7
		100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$120,932,974	$–	$120,932,974
U.S. Government and Agency Obligation	–	2,696,787	–	2,696,787
Total Investments in Securities	$–	$123,629,761	$–	$123,629,761

*Securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the nine months ended August 31, 2019, there were no transfers between Levels 1, 2 and 3.